SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				2 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	Mar. 23, 2015	Mar. 31, 2015	Apr. 29, 2015	Feb. 23, 2015	Mar. 31, 2013	Dec. 30, 2014	Mar. 27, 2015	Feb. 11, 2015	Feb. 24, 2015	Feb. 17, 2015	Jan. 29, 2015
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share									$ 0.00001
Common Stock, Shares, Issued	26,176,153	26,176,153	18,682,310
Conversion of Stock, Shares Converted	375,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued										750,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Redemption Terms	the holder of Series B Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series B Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock.
Convertible Preferred Stock, Terms of Conversion	A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Redemption Terms	the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Preferred Stock.
Convertible Preferred Stock, Terms of Conversion	A holder of Preferred Stock shall have the right to convert the Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Purchase Price Which Equal To Stated Value Of Preferred Stock, Percentage	125.00%
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share	0.00001	0.00001	$ 0.00001							0.00001
Preferred Stock, Redemption Terms	(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock.
Convertible Preferred Stock, Terms of Conversion	(i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights										2.00
Purchase Price Which Equal To Value Of Conversion Amount, Percentage	105.00%
Purchase Price Which Equal To Stated Value Of Preferred Stock, Percentage	125.00%
Preferred Stock, Shares Issued	0	0	0
Warrant [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable	5 years	5 years
Warrant [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	2.00	2.00
Warrant [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	2.00	2.00
MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt	280,000
Walnut Hill Telephone Company [Member]
Subsequent Event [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party			179,000
George Schmitt [Member]
Subsequent Event [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	245,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase Price Which Equal To Value Of Conversion Amount, Percentage	105.00%
Stock Closing Bid Price Minimum				$ 1.00
Operating Expenses Increase Decrease				800,000
Percentage of Cost Reduction				30.00%
Preferred Stock, Redemption Amount	300,000	300,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt					750,000
Related Party Transaction, Other Revenues from Transactions with Related Party					52,500
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share												$ 0.00001
Preferred Stock, Value, Outstanding											250,000
Conversion of Stock, Amount Converted						1,195,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted						83,650
Subsequent Event [Member] | Series B Preferred Stock [Member] | $350,000 Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued												350,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share													$ 0.00001
Preferred Stock, Value, Outstanding	1,100,000	1,100,000									1,631,776		1,800,000
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable	2 years
Conversion of Stock, Amount Converted						168,224	70,000
Subsequent Event [Member] | Series C Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted						11,776	49,000
Subsequent Event [Member] | Series C Preferred Stock [Member] | $1,800,000 Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued													1,800,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted						945,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted						66,150
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt	100,000
Short-term Debt								845,000						145,000	700,000
Subsequent Event [Member] | Board of Directors Chairman [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					845,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												175,000	900,000
Preferred Stock, Value, Outstanding												350,000
Sale of Stock, Number of Shares Issued in Transaction				24,619
Subsequent Event [Member] | Common Stock [Member] | Equity Distribution Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Other								1,000,000
Subsequent Event [Member] | Common Stock [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted						4,054,987
Subsequent Event [Member] | Common Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted							3,631,417
Conversion of Stock, Shares Converted						684,220
Subsequent Event [Member] | Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted						2,677,010
Subsequent Event [Member] | Common Stock [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted						2,392,465
Subsequent Event [Member] | Common Stock [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								53,095
Subsequent Event [Member] | Warrant [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								422,500
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable								5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.00
Subsequent Event [Member] | MB Technology Holdings LLC [Member] | First Issue [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued													3,991,131
Debt Conversion, Original Debt, Amount				$ 1,756,098
Debt Instrument, Convertible, Conversion Price													$ 0.44